Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Oct. 15, 2023	Mar. 01, 2023	Feb. 28, 2023	Mar. 14, 2022
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001		$ 0.001	$ 1	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000
Common stock, shares outstanding	7,780,000	6,400,000	6,400,000
Common stock, shares issued	7,780,000	6,400,000	6,400,000		50,000	5,700,000